SCHEDULE OF IDENTIFIABLE LONG LIVED ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, plant andequipment, net	$ 5,884,250	$ 4,354,206
Right-of-use assets, net	7,528,176	7,363,312
Identifiable long-lived assets	13,412,426	11,717,518
Retail Sales [Member]
Property, plant andequipment, net	610,418	776,528
Right-of-use assets, net	4,804,117	6,216,681
Identifiable long-lived assets	5,414,535	6,993,209
Export Sales [Member]
Property, plant andequipment, net	5,273,832	3,577,555
Right-of-use assets, net	2,724,059	1,146,631
Identifiable long-lived assets	7,997,891	4,724,186
Leather Trading [Member]
Property, plant andequipment, net		123
Right-of-use assets, net
Identifiable long-lived assets		$ 123